UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3420

                           OPPENHEIMER INTEGRITY FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                   Date of reporting period: DECEMBER 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       2.5%
--------------------------------------------------------------------------------
Electric Utilities                                                          2.5
--------------------------------------------------------------------------------
Diversified Financial Services                                              2.1
--------------------------------------------------------------------------------
Automobiles                                                                 2.1
--------------------------------------------------------------------------------
Insurance                                                                   2.0
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.9
--------------------------------------------------------------------------------
Real Estate                                                                 1.7
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    1.5
--------------------------------------------------------------------------------
Commercial Banks                                                            1.4
--------------------------------------------------------------------------------
Oil & Gas                                                                   1.4

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT ALLOCATION       Distribution of investments by ratings category, as a
                        percentage of total investments at value, is as follows:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                          Treasury                  1.0%
                          Agency                   46.1
                          AAA                      23.6
                          AA                        2.3
                          A                         5.8
                          BBB                      12.3
                          BB                        3.5
                          B                         0.2
                          Not Rated                 5.2

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                         10 | | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Oppenheimer Core Bond Fund delivered a favorable, competitive yield and total return for the 12-month period ended December 31, 2005, during which the Fund outpaced the median of its peer group of similarly managed funds while only slightly trailing its primary benchmark, the Citigroup Broad Investment Grade Bond Index. The Fund's positive fiscal-year results can be attributed primarily to active management of the portfolio's exposure to interest-rate risk, and secondarily, to sector decisions and individual security selection among corporate bonds and agency and mortgage-related securities.

      Throughout the period, we generally kept the portfolio's duration, or interest-rate sensitivity, significantly lower than that of our benchmark. Since the year was underscored by generally rising rates, this decision proved to be the most prominent contributor to performance for the year. At the same time, while maintaining our less-than-market exposure to interest-rate risk, we made slight adjustments to our interest-rate positioning at various points throughout the year so as to capitalize on interest-rate shifts and movements in the yield curve as they occurred. As such, our flexible, active management of the portfolio's duration, while maintaining an overall short duration position, also substantially benefited returns.

      Although our overall exposure to the mortgage sector did not support performance as strongly as it did last year, successful security selection within the mortgage category added to returns this year. For example, our decision to invest in seasoned, older mortgage securities that were showing reasonably good levels of prepayment activity helped performance, as these mortgages managed to fare well amidst a generally struggling mortgage market.

      Within the portfolio's exposure to the credit (corporate bond) sector, our decision to underweight longer-term, BBB-rated credit securities added to performance, since this segment of the investment grade corporate bond market--generally considered to be among the riskiest types of credit securities in that market--underperformed the corporate sector as a whole. Our substantially underweighted exposure to these bonds supported the Fund's returns for the year, as did our decision to underweight industrial bonds, which also lagged. At the same time, the fact that we chose to overweight our exposure to the financials sector, particularly to brokerage companies, definitively added to returns, as this sector of the high-grade corporate market fared well amidst positive earnings results throughout 2005.

      Finally, our tactical allocation to high-yield bonds in general helped buoy performance this year. On the negative side, security selection within the high-yield, or "junk" allocation


                         11 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

of the portfolio detracted from returns. Our decision to own a few, select high-yield bonds issued by companies in the auto, auto parts and homebuilding sectors cost us a few basis points of performance, as some of the bonds in these sectors struggled.

      Similarly, had we maintained the underweighted exposure to longer-maturity industrial bonds that we established early in the period, we might have preserved a few basis points of performance. Our decision to move to a neutral exposure to these bonds later in the year hurt us when these types of corporate bonds lagged the general market.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2005. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on April 27, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      Beginning January 21, 2005, the Fund changed its primary benchmark index from the Lehman Brothers Credit Index to the Citigroup Broad Investment Grade Bond Index ("Citigroup Index") because the Fund believes that the Citigroup Index is a more appropriate benchmark reflecting the types of securities in which the Fund invests. The Citigroup Index consists of securities having a higher grade and a lower modified duration than the securities in the Lehman Brothers Credit Index.

      The Fund's performance is compared to the performance of its former primary benchmark, the Lehman Brothers Credit Index, a broad-based, unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. Performance is also compared to its primary benchmark, the Citigroup Broad Investment Grade Bond Index, a market-capitalization weighted index that includes fixed-rate Treasury, government-sponsored, corporate and mortgage securities. The Fund has also added a secondary benchmark, the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, to which its performance is compared. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                         12 | OPPENHEIMER CORE BOND FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Core Bond Fund (Class A)

Lehman Brothers Credit Index

Citigroup Broad Investment Grade Bond Index

Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer
                              Core Bond Fund      Lehman Brothers      Lehman Aggregate      Citigroup BIG
                                (Class A)         Credit Index **         Bond Index           Bond Index
12/31/1995                         9,525                10,000               10,000               10,000
03/31/1996                         9,399                 9,742                9,823                9,825
06/30/1996                         9,446                 9,785                9,879                9,874
09/30/1996                         9,658                 9,981               10,061               10,058
12/31/1996                         9,988                10,328               10,363               10,362
03/31/1997                         9,974                10,225               10,305               10,308
06/30/1997                        10,358                10,646               10,684               10,680
09/30/1997                        10,728                11,063               11,039               11,035
12/31/1997                        11,000                11,385               11,364               11,360
03/31/1998                        11,188                11,559               11,540               11,543
06/30/1998                        11,420                11,857               11,810               11,810
09/30/1998                        11,612                12,287               12,309               12,300
12/31/1998                        11,617                12,361               12,351               12,350
03/31/1999                        11,564                12,274               12,289               12,293
06/30/1999                        11,416                12,082               12,181               12,179
09/30/1999                        11,374                12,116               12,264               12,267
12/31/1999                        11,426                12,120               12,249               12,248
03/31/2000                        11,529                12,293               12,519               12,516
06/30/2000                        11,627                12,444               12,737               12,728
09/30/2000                        11,848                12,826               13,121               13,116
12/31/2000                        12,088                13,258               13,673               13,667
03/31/2001                        12,567                13,824               14,088               14,089
06/30/2001                        12,695                13,971               14,168               14,161
09/30/2001                        13,158                14,507               14,821               14,829
12/31/2001                        12,940                14,637               14,828               14,832
03/31/2002                        12,886                14,598               14,842               14,842
06/30/2002                        13,255                15,020               15,390               15,364
09/30/2002                        13,913                15,694               16,095               16,071
12/31/2002                        14,242                16,177               16,348               16,328
03/31/2003                        14,486                16,565               16,576               16,557
06/30/2003                        14,909                17,360               16,991               16,982
09/30/2003                        14,973                17,335               16,966               16,953
12/31/2003                        15,078                17,421               17,019               17,014
03/31/2004                        15,476                17,992               17,472               17,471
06/30/2004                        15,115                17,376               17,045               17,045
09/30/2004                        15,627                18,105               17,590               17,601
12/31/2004                        15,816                18,335               17,758               17,776
03/31/2005                        15,757                18,141               17,673               17,686
06/30/2005                        16,155                18,789               18,204               18,239
09/30/2005                        16,103                18,601               18,082               18,116
12/31/2005                        16,188                18,693               18,189               18,232

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year -2.51%     5-Year 4.99%      10-Year 4.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         13 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Core Bond Fund (Class B)

Lehman Brothers Credit Index

Citigroup Broad Investment Grade Bond Index

Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Oppenheimer
                              Core Bond Fund       Lehman Brothers       Lehman Aggregate       Citigroup Big
                               (Class B)           Credit Index **          Bond Index            Bond Index
12/31/1995                      10,000                10,000                 10,000                10,000
03/31/1996                       9,840                 9,742                  9,823                 9,825
06/30/1996                       9,879                 9,785                  9,879                 9,874
09/30/1996                      10,083                 9,981                 10,061                10,058
12/31/1996                      10,399                10,328                 10,363                10,362
03/31/1997                      10,374                10,225                 10,305                10,308
06/30/1997                      10,753                10,646                 10,684                10,680
09/30/1997                      11,116                11,063                 11,039                11,035
12/31/1997                      11,377                11,385                 11,364                11,360
03/31/1998                      11,550                11,559                 11,540                11,543
06/30/1998                      11,766                11,857                 11,810                11,810
09/30/1998                      11,942                12,287                 12,309                12,300
12/31/1998                      11,924                12,361                 12,351                12,350
03/31/1999                      11,848                12,274                 12,289                12,293
06/30/1999                      11,662                12,082                 12,181                12,179
09/30/1999                      11,609                12,116                 12,264                12,267
12/31/1999                      11,628                12,120                 12,249                12,248
03/31/2000                      11,723                12,293                 12,519                12,516
06/30/2000                      11,799                12,444                 12,737                12,728
09/30/2000                      12,002                12,826                 13,121                13,116
12/31/2000                      12,222                13,258                 13,673                13,667
03/31/2001                      12,669                13,824                 14,088                14,089
06/30/2001                      12,788                13,971                 14,168                14,161
09/30/2001                      13,216                14,507                 14,821                14,829
12/31/2001                      12,993                14,637                 14,828                14,832
03/31/2002                      12,939                14,598                 14,842                14,842
06/30/2002                      13,309                15,020                 15,390                15,364
09/30/2002                      13,970                15,694                 16,095                16,071
12/31/2002                      14,300                16,177                 16,348                16,328
03/31/2003                      14,545                16,565                 16,576                16,557
06/30/2003                      14,970                17,360                 16,991                16,982
09/30/2003                      15,034                17,335                 16,966                16,953
12/31/2003                      15,139                17,421                 17,019                17,014
03/31/2004                      15,539                17,992                 17,472                17,471
06/30/2004                      15,176                17,376                 17,045                17,045
09/30/2004                      15,690                18,105                 17,590                17,601
12/31/2004                      15,881                18,335                 17,758                17,776
03/31/2005                      15,821                18,141                 17,673                17,686
06/30/2005                      16,220                18,789                 18,204                18,239
09/30/2005                      16,169                18,601                 18,082                18,116
12/31/2005                      16,255                18,693                 18,189                18,232

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year -3.40%       5-Year 4.87%       10-Year 4.98%


                         14 | OPPENHEIMER CORE BOND FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Core Bond Fund (Class C)

Lehman Brothers Credit Index

Citigroup Broad Investment Grade Bond Index

Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Oppenheimer
                              Core Bond Fund       Lehman Brothers       Lehman Aggregate      Citigroup Big
                                (Class C)          Credit Index **          Bond Index           Bond Index
12/31/1995                        10,000                10,000                 10,000               10,000
03/31/1996                         9,841                 9,742                  9,823                9,825
06/30/1996                         9,871                 9,785                  9,879                9,874
09/30/1996                        10,085                 9,981                 10,061               10,058
12/31/1996                        10,400                10,328                 10,363               10,362
03/31/1997                        10,375                10,225                 10,305               10,308
06/30/1997                        10,754                10,646                 10,684               10,680
09/30/1997                        11,116                11,063                 11,039               11,035
12/31/1997                        11,377                11,385                 11,364               11,360
03/31/1998                        11,549                11,559                 11,540               11,543
06/30/1998                        11,766                11,857                 11,810               11,810
09/30/1998                        11,941                12,287                 12,309               12,300
12/31/1998                        11,924                12,361                 12,351               12,350
03/31/1999                        11,848                12,274                 12,289               12,293
06/30/1999                        11,663                12,082                 12,181               12,179
09/30/1999                        11,609                12,116                 12,264               12,267
12/31/1999                        11,629                12,120                 12,249               12,248
03/31/2000                        11,724                12,293                 12,519               12,516
06/30/2000                        11,789                12,444                 12,737               12,728
09/30/2000                        12,003                12,826                 13,121               13,116
12/31/2000                        12,223                13,258                 13,673               13,667
03/31/2001                        12,671                13,824                 14,088               14,089
06/30/2001                        12,789                13,971                 14,168               14,161
09/30/2001                        13,217                14,507                 14,821               14,829
12/31/2001                        12,974                14,637                 14,828               14,832
03/31/2002                        12,897                14,598                 14,842               14,842
06/30/2002                        13,255                15,020                 15,390               15,364
09/30/2002                        13,889                15,694                 16,095               16,071
12/31/2002                        14,176                16,177                 16,348               16,328
03/31/2003                        14,408                16,565                 16,576               16,557
06/30/2003                        14,787                17,360                 16,991               16,982
09/30/2003                        14,835                17,335                 16,966               16,953
12/31/2003                        14,910                17,421                 17,019               17,014
03/31/2004                        15,275                17,992                 17,472               17,471
06/30/2004                        14,891                17,376                 17,045               17,045
09/30/2004                        15,366                18,105                 17,590               17,601
12/31/2004                        15,524                18,335                 17,758               17,776
03/31/2005                        15,437                18,141                 17,673               17,686
06/30/2005                        15,797                18,789                 18,204               18,239
09/30/2005                        15,701                18,601                 18,082               18,116
12/31/2005                        15,755                18,693                 18,189               18,232

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year 0.51%       5-Year 5.21%       10-Year 4.65%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         15 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Core Bond Fund (Class N)

Lehman Brothers Credit Index

Citigroup Broad Investment Grade Bond Index

Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer
                              Core Bond Fund      Lehman Brothers      Lehman Aggregate      Citigroup Big
                               (Class N)          Credit Index **         Bond Index          Bond Index
03/01/2001                      10,000                10,000                10,000              10,000
03/31/2001                      10,025                10,062                10,050              10,052
06/30/2001                      10,136                10,169                10,107              10,104
09/30/2001                      10,496                10,559                10,573              10,580
12/31/2001                      10,318                10,653                10,578              10,582
03/31/2002                      10,268                10,625                10,588              10,589
06/30/2002                      10,567                10,932                10,979              10,962
09/30/2002                      11,088                11,423                11,482              11,467
12/31/2002                      11,321                11,775                11,663              11,650
03/31/2003                      11,519                12,057                11,825              11,814
06/30/2003                      11,833                12,635                12,121              12,116
09/30/2003                      11,883                12,617                12,103              12,096
12/31/2003                      11,944                12,680                12,141              12,140
03/31/2004                      12,261                13,095                12,464              12,466
06/30/2004                      11,968                12,647                12,159              12,162
09/30/2004                      12,365                13,178                12,548              12,558
12/31/2004                      12,507                13,345                12,668              12,683
03/31/2005                      12,453                13,204                12,607              12,619
06/30/2005                      12,759                13,675                12,986              13,013
09/30/2005                      12,698                13,538                12,899              12,925
12/31/2005                      12,757                13,606                12,976              13,009

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year 1.01%       5-Year N/A       Since Inception (3/1/01) 5.17%


                         16 | OPPENHEIMER CORE BOND FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Core Bond Fund (Class Y)

Lehman Brothers Credit Index

Citigroup Broad Investment Grade Bond Index

Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer
                              Core Bond Fund     Lehman Brothers      Lehman Aggregate      Citigroup Big
                               (Class Y)         Credit Index **         Bond Index          Bond Index
04/27/1998                      10,000               10,000                10,000              10,000
06/30/1998                      10,254               10,193                10,180              10,179
09/30/1998                      10,436               10,563                10,611              10,601
12/31/1998                      10,440               10,627                10,647              10,644
03/31/1999                      10,405               10,551                10,594              10,595
06/30/1999                      10,272               10,386                10,501              10,497
09/30/1999                      10,250               10,416                10,572              10,573
12/31/1999                      10,297               10,419                10,559              10,556
03/31/2000                      10,380               10,568                10,792              10,787
06/30/2000                      10,471               10,698                10,980              10,970
09/30/2000                      10,667               11,026                11,311              11,304
12/31/2000                      11,031               11,397                11,787              11,779
03/31/2001                      11,464               11,884                12,145              12,143
06/30/2001                      11,594               12,011                12,213              12,205
09/30/2001                      12,027               12,471                12,776              12,780
12/31/2001                      11,836               12,583                12,782              12,783
03/31/2002                      11,797               12,550                12,794              12,791
06/30/2002                      12,163               12,913                13,267              13,242
09/30/2002                      12,784               13,492                13,874              13,851
12/31/2002                      13,088               13,907                14,093              14,072
03/31/2003                      13,340               14,241                14,289              14,270
06/30/2003                      13,732               14,924                14,646              14,636
09/30/2003                      13,820               14,902                14,625              14,611
12/31/2003                      13,920               14,976                14,671              14,664
03/31/2004                      14,316               15,467                15,061              15,058
06/30/2004                      13,992               14,937                14,693              14,690
09/30/2004                      14,477               15,565                15,163              15,169
12/31/2004                      14,657               15,762                15,308              15,320
03/31/2005                      14,611               15,596                15,234              15,243
06/30/2005                      14,989               16,152                15,693              15,719
09/30/2005                      14,937               15,990                15,587              15,613
12/31/2005                      15,024               16,070                15,680              15,714

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/05

1-Year 2.50%       5-Year 6.37%       Since Inception (4/27/98) 5.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         17 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/15/88. The Fund's maximum sales charge for Class A shares was lower prior to 3/29/91, so actual performance may have been higher. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         18 | OPPENHEIMER CORE BOND FUND

CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor. An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         19 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         20 | OPPENHEIMER CORE BOND FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING        ENDING            EXPENSES
                           ACCOUNT          ACCOUNT           PAID DURING
                           VALUE            VALUE             6 MONTHS ENDED
                           (7/1/05)         (12/31/05)        DECEMBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual             $1,000.00        $1,002.10         $4.50
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00         1,020.72          4.54
--------------------------------------------------------------------------------
Class B Actual              1,000.00           997.40          8.24
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00         1,016.99          8.32
--------------------------------------------------------------------------------
Class C Actual              1,000.00           997.30          8.29
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00         1,016.94          8.37
--------------------------------------------------------------------------------
Class N Actual              1,000.00           999.80          5.81
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00         1,019.41          5.87
--------------------------------------------------------------------------------
Class Y Actual              1,000.00         1,002.30          3.29
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00         1,021.93          3.32

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.89%
-------------------------------
Class B               1.63
-------------------------------
Class C               1.64
-------------------------------
Class N               1.15
-------------------------------
Class Y               0.65

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                         21 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--11.9%
----------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.559%, 11/25/35 1                                              $  1,910,000       $    1,911,180
----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.43%, 4/20/08 1                                                       890,000              890,635
----------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                       2,706,725            2,698,419
----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                        2,850,000            2,797,731
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                       1,384,477            1,382,690
----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                         249,302              248,600
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                         544,864              542,059
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                      1,822,667            1,813,054
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                      4,018,349            4,007,752
Series 2005-D, Cl. AV2, 4.649%, 10/25/35 1                                                   3,640,000            3,642,249
----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                                         3,190,000            3,176,309
----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                                     1,160,789            1,157,474
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                            430,000              422,094
----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO,
Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                                  4,692,759            4,678,030
----------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                         4,090,000            4,086,427
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.749%, 2/25/33 1                                                        45,508               45,598
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                  2,235,225            2,223,574
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                  1,360,000            1,360,000
Series 2005-17, Cl. 1AF1, 4.58%, 12/27/35 1                                                  2,850,000            2,849,909
Series 2005-17, Cl. 1AF2, 5.363%, 12/27/35 1                                                   910,000              910,224
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                                            29,331               29,335
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                         1,424,480            1,420,964
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                         1,926,224            1,920,555
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                        4,618,401            4,607,622
----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                     3,350,000            3,336,709
----------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 4.589%, 11/25/35 1                                    5,480,000            5,483,384
----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                       2,060,000            2,035,247
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                        2,005,195            2,001,022


                         22 | OPPENHEIMER CORE BOND FUND

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                     $    838,856       $      836,563
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                       2,960,000            2,945,859
----------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 4.63%, 1/20/35 1                                        2,716,190            2,718,129
----------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                                    3,790,935            3,796,288
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                     2,763,253            2,764,984
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                   2,570,000            2,569,598
----------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                     1,879,398            1,910,220
----------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 5.719%, 3/15/16 1                                                    4,070,000            4,316,856
----------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 3                            1,750,658              402,651
----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2004-A, Cl. A2, 2.55%, 1/15/07                                                          189,088              189,040
----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                                        5,530,000            5,507,723
----------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                        2,480,000            2,472,377
----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                    780,000              770,664
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                     570,000              562,150
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                                   1,030,000            1,019,909
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                      1,430,000            1,430,000
----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                          2,350,000            2,338,192
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                     3,724,946            3,726,352
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations,
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                     1,012,375            1,009,240
----------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                                                 1,230,000            1,285,215
----------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                           67,029               67,007
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                          636,441              635,426
----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                          672,016              670,905
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                        2,378,194            2,370,902
----------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                          311,033              310,599
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                    1,286,839            1,277,763


                         23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                    $  1,015,079       $    1,011,338
                                                                                                             ---------------
Total Asset-Backed Securities (Cost $112,256,404)                                                               110,594,796

----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--70.9%
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--58.1%
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--58.0%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl.2A2, 7%, 2/25/44                                                           2,212,300            2,318,075
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                               29,132,588           28,396,131
5%, 1/1/36 4                                                                                14,202,000           13,749,311
6%, 5/1/18-10/1/34                                                                          18,336,891           18,572,792
6.50%, 4/1/18-4/1/34                                                                         3,977,862            4,091,281
7%, 2/1/29-2/1/35                                                                           14,455,830           15,074,348
8%, 4/1/16                                                                                     991,345            1,056,325
9%, 3/1/17-5/1/25                                                                              277,417              299,847
12.50%, 4/1/14                                                                                   1,899                2,101
13.50%, 11/1/10                                                                                  3,962                4,385
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg
Investment Conduit Multiclass Pass-Through Certificates:
Series 2075, Cl. D, 6.50%, 8/15/28                                                             605,695              624,009
Series  2326, Cl. ZP, 6.50%, 6/15/31                                                         1,270,628            1,309,143
Series  2456, Cl. BD, 6%, 3/15/30                                                              381,887              382,674
Series  2500, Cl. FD, 4.869%, 3/15/32 1                                                        564,748              570,963
Series 2526, Cl. FE, 4.769%, 6/15/29 1                                                         790,032              795,724
Series 2551, Cl. FD, 4.769%, 1/15/33 1                                                         613,398              619,124
Series 2583, Cl. KA, 5.50%, 3/15/22                                                          2,014,119            2,017,963
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                    50,585               50,508
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates,
Series 2195, Cl. LH, 6.50%, 10/15/29                                                         3,627,708            3,687,504
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 13.464%, 6/1/26 5                                                          987,994              210,305
Series 183, Cl. IO, 11.095%, 4/1/27 5                                                        1,522,275              316,681
Series 184, Cl. IO, 16.691%, 12/1/26 5                                                       1,649,895              326,254
Series 192, Cl. IO, 15.433%, 2/1/28 5                                                          395,663               80,877
Series 200, Cl. IO, 14.015%, 1/1/29 5                                                          469,810              102,134
Series 206, Cl. IO,(8.685)%, 12/1/29 5                                                         599,028              127,085
Series 2003-118, Cl. S, 20.029%, 12/25/33 5                                                  8,471,938              925,484
Series 2130, Cl. SC, 7.80%, 3/15/29 5                                                        1,092,649               81,478
Series 2134, Cl. SB, 11.861%, 3/15/29 5                                                      1,173,749               89,343
Series 2796, Cl. SD, 12.317%, 7/15/26 5                                                      1,726,334              133,979
Series 2920, Cl. S, 14.307%, 1/15/35 5                                                       7,151,366              345,701
Series 3000, Cl. SE, 20.785%, 7/15/25 5                                                      9,511,795              347,620


                         24 | OPPENHEIMER CORE BOND FUND

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.49%, 6/1/26 6                                             $    419,059       $      353,506
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                            8,938,827            8,858,834
5%, 1/1/36 4                                                                                59,240,000           57,407,233
5.50%, 3/1/33-1/1/34                                                                        68,703,164           68,220,800
5.50%, 1/1/21-1/1/36 4                                                                     117,837,000          117,001,994
6%, 8/1/16-11/1/32                                                                          57,721,324           58,776,996
6.50%, 11/1/31-1/1/34                                                                        5,958,590            6,139,029
6.50%, 1/1/36 4                                                                             40,237,000           41,280,667
7%, 1/1/09-11/1/17                                                                           3,389,929            3,524,208
7.50%, 2/1/08-3/1/08                                                                            22,658               23,088
8%, 8/1/17                                                                                      12,549               12,915
8.50%, 7/1/32                                                                                  122,971              133,156
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                          2,485,910            2,573,744
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg
Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                               37,714               38,418
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                           477,429              492,742
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                       3,491,241            3,595,793
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                             641,426              647,577
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                             384,571              387,554
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                             154,214              154,602
Trust 2002-77, Cl. WF, 4.77%, 12/18/32 1                                                       952,231              959,511
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                        6,305,000            6,352,863
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                        8,316,000            8,376,600
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                        1,074,000            1,097,464
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                          2,417,000            2,385,323
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                        1,170,000            1,098,923
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                      2,300,000            2,268,469
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                     11,000,000           10,973,437
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                     10,000,000            9,950,920
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg
Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 8.585%, 4/25/32 5                                                       518,870               30,307
Trust 2002-47, Cl. NS, 9.594%, 4/25/32 5                                                     2,048,901              165,216
Trust 2002-51, Cl. S, 9.762%, 8/25/32 5                                                      1,881,334              152,389
Trust 2002-77, Cl. IS, 11.079%, 12/18/32 5                                                     884,000               74,332
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 13.682%, 6/1/23 5                                                          3,208,972              761,273
Trust 240, Cl. 2, 15.615%, 9/1/23 5                                                          3,775,611              786,248
Trust 252, Cl. 2, 7.415%, 11/1/23 5                                                          2,523,350              557,213
Trust 273, Cl. 2, 14.617%, 8/1/26 5                                                            739,788              152,694
Trust 301, Cl. 2, 7.705%, 4/1/29 5                                                           1,970,725              427,675


                         25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 303, Cl. IO, (5.181)%, 11/1/29 5                                                    $    255,653       $       54,759
Trust 319, Cl. 2, 13.424%, 2/1/32 5                                                            756,133              171,439
Trust 321, Cl. 2, 11.397%, 3/1/32 5                                                          4,418,744              997,281
Trust 322, Cl. 2, 16.345%, 4/1/32 5                                                          7,982,678            1,704,581
Trust 324, Cl. 2, 7.565%, 6/1/32 5                                                           3,919,208              867,960
Trust 329, Cl. 2, 11.403%, 1/1/33 5                                                          3,490,810              773,645
Trust 331, Cl. 9, (13.274)%, 2/1/33 5                                                        2,204,517              500,186
Trust 333, Cl. 2, 11.615%, 3/1/33 5                                                         14,019,961            3,141,628
Trust 334, Cl. 17, 2.19%, 2/1/33 5                                                             311,947               69,124
Trust 338, Cl. 2, 10.364%, 6/1/33 5                                                         16,923,054            3,781,852
Trust 346, Cl. 2, 11.782%, 12/1/33 5                                                        24,708,893            5,479,013
Trust 350, Cl. 2, 12.23%, 2/1/34 5                                                          10,218,760            2,266,192
Trust 2001-65, Cl. S, 21.164%, 11/25/31 5                                                    4,404,526              407,630
Trust 2001-81, Cl. S, 11.605%, 1/25/32 5                                                       821,503               71,528
Trust 2002-52, Cl. SD, 6.658%, 9/25/32 5                                                     2,315,557              190,582
Trust 2002-75, Cl. SA, 21.814%, 11/25/32 5                                                   4,050,634              364,920
Trust 2002-77, Cl. SH, 12.545%, 12/18/32 5                                                   1,059,267               99,776
Trust 2003-4, Cl. S, 20.563%, 2/25/33 5                                                      2,339,953              248,416
Trust 2004-54, Cl. DS, 6.243%, 11/25/30 5                                                      359,758               20,712
Trust 2005-6, Cl. SE, 13.927%, 2/25/35 5                                                     4,919,815              255,962
Trust 2005-19, Cl. SA, 12.727%, 3/25/35 5                                                   25,333,845            1,410,411
Trust 2005-40, Cl. SA, 13.682%, 5/25/35 5                                                    4,684,250              249,587
Trust 2005-71, Cl. SA, 19.968%, 8/25/25 5                                                    6,109,631              365,100
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 3.379%, 4/1/32 6                                                           2,781,659            2,224,124
Trust 1993-184, Cl. M, 5.779%, 9/25/23 6                                                       905,745              760,289
                                                                                                             ---------------
                                                                                                                539,379,559

----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
4.75%, 7/20/25-7/20/27 1                                                                        36,236               36,517
7%, 7/15/09                                                                                     24,242               24,988
8%, 7/15/06-10/15/06                                                                             6,117                6,176
8.50%, 8/15/17-12/15/17                                                                        358,790              387,188
9%, 2/15/09-6/15/09                                                                             16,725               17,602
10%, 11/15/09                                                                                   20,528               21,846
10.50%, 12/15/17-5/15/21                                                                        29,842               33,574
11%, 10/20/19                                                                                   66,675               72,965
12%, 5/15/14                                                                                       347                  398
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 3.873%, 1/16/27 5                                                    2,013,848              138,672
Series 2002-15, Cl. SM, 0.947%, 2/16/32 5                                                    2,051,223              142,634
Series 2002-76, Cl. SY, 5.131%, 12/16/26 5                                                     819,896               35,951
Series 2004-11, Cl. SM, (0.493)%, 1/17/30 5                                                    296,462               12,503
                                                                                                             ---------------
                                                                                                                    931,014


                         26 | OPPENHEIMER CORE BOND FUND

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--12.8%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.1%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A3, 7.408%, 11/13/29 1                                               $    800,000       $      830,458
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 4.501%, 4/14/29 5                 40,459,738            1,158,666
----------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                      2,160,000            2,092,774
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                     3,980,000            3,907,625
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                       3,330,000            3,251,342
Series 2005-6, Cl. A4, 5.182%, 9/10/47 1                                                    10,299,000           10,363,369
----------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                       2,492,796            2,495,501
----------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                       2,090,550            2,123,214
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 1                                                       54,757               54,739
Series 2005-E, Cl. 2A2, 4.983%, 6/25/35 1                                                      681,450              678,357
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                       1,210,000            1,196,695
----------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.722%, 6/22/24 5                               8,610,342              334,752
----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg
Obligations, Series 2005-CD1, Cl. A4, 5.225%, 7/15/44 7                                      4,360,000            4,408,168
----------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.559%, 10/25/34 1                                                    703,741              704,286
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                      5,124,563            5,189,335
----------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.674%, 4/29/39 1,2                                                 2,690,000            2,703,450
----------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35               1,603,030            1,648,558
----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                      1,730,000            1,700,741
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                      2,100,000            2,086,077
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                      1,000,000              973,358
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                      1,016,945            1,040,106
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                     1,410,000            1,365,722
----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                     1,850,000            1,802,605
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37 7                                                   2,550,000            2,557,785
----------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                     1,601,040            1,551,610
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                     1,100,000            1,086,531


                         27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                      $  5,000,000       $    5,429,159
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                      800,000              784,171
----------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                        2,520,000            2,503,496
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.07%, 2/18/30 5                     11,236,330              290,578
----------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 3                                                      226,346              182,952
----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                         3,097,567            3,114,560
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                      4,007,696            3,989,419
----------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                                        5,806,108            5,862,354
----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30 7                                                    2,010,000            2,078,641
----------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                      2,070,620            2,074,613
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, (2.705)%, 5/18/32 5                 223,072,181              640,753
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                     3,560,000            3,520,729
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                   2,520,000            2,503,474
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.681%, 5/25/35 1                                     2,823,384            2,821,356
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO,
Series 2004-DD, Cl. 2A1, 4.522%, 1/25/35 1                                                   1,219,964            1,216,233
                                                                                                             ---------------
                                                                                                                 94,318,312

----------------------------------------------------------------------------------------------------------------------------
OTHER--1.7%
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                        4,800,000            4,783,294
----------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.754%, 9/25/32 1                                                   3,232,533            3,291,591
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                         3,150,000            3,109,905
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (1.041)%, 10/23/17 5                                17,847                4,411
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 1.903%, 10/23/17 6                                   26,413               23,567
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1, 4.629%, 7/25/45 1                                   4,158,753            4,158,103
                                                                                                             ---------------
                                                                                                                 15,370,871


                         28 | OPPENHEIMER CORE BOND FUND

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.0%
Countrywide Alternative Loan Trust, CMO,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 7                                                 $  6,755,050       $    6,875,378
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                                      2,685,094            2,347,091
                                                                                                             ---------------
                                                                                                                  9,222,469
                                                                                                             ---------------
Total Mortgage-Backed Obligations (Cost $662,409,383)                                                           659,222,225

----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.1%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 8                                                     9,150,000            8,702,528
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                           400,000              391,135
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 9                                                                           12,399,000           12,103,222
4.375%, 11/16/07                                                                             2,455,000            2,439,772
5.50%, 9/15/11                                                                               1,800,000            1,865,374
6.625%, 9/15/09                                                                              3,435,000            3,652,480
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                    905,000              897,408
4.75%, 12/15/10                                                                              2,745,000            2,748,030
6%, 5/15/11                                                                                  7,280,000            7,708,421
6.625%, 9/15/09                                                                              2,870,000            3,054,291
7.25%, 5/15/30 7                                                                             2,180,000            2,894,458
----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                               3,718,000            3,528,858
5.375%, 11/13/08                                                                             2,000,000            2,037,054
Series A, 6.79%, 5/23/12                                                                    18,831,000           20,866,970
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 7                                                                             1,819,000            2,045,878
8.875%, 8/15/17 7                                                                            5,464,000            7,594,534
STRIPS, 3.86%, 2/15/13 7,8                                                                   1,520,000            1,112,669
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.875%, 2/15/12 7                                                        1,275,000            1,309,416
                                                                                                             ---------------
Total U.S. Government Obligations (Cost $86,276,171)                                                             84,952,498

----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
----------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $3,861,965)                                 3,695,000            4,129,163

----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.2%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.7%
----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Dana Corp., 6.50% Unsec. Nts., 3/1/09 7                                                      2,905,000            2,338,525
----------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                         2,660,000            2,477,439
                                                                                                             ---------------
                                                                                                                  4,815,964


                         29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.1%
DaimlerChrysler NA Holdings Corp., 8% Nts., 6/15/10                                       $  3,955,000       $    4,329,408
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                               5,850,000            5,106,570
7.375% Nts., 10/28/09                                                                          620,000              550,308
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                           7,210,000            6,812,181
8% Bonds, 11/1/31 7                                                                          3,160,000            3,034,924
                                                                                                             ---------------
                                                                                                                 19,833,391

----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                                2,170,000            2,135,697
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                          1,920,000            2,106,346
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                               2,740,000            2,808,500
----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                            4,154,000            4,194,875
                                                                                                             ---------------
                                                                                                                 11,245,418

----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                      1,930,000            1,860,038
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                      1,660,000            1,662,963
----------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                      1,915,000            1,840,939
----------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                2,665,000            2,526,074
----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13 7                                                2,140,000            2,157,017
                                                                                                             ---------------
                                                                                                                 10,047,031

----------------------------------------------------------------------------------------------------------------------------
MEDIA--2.5%
British Sky Broadcasting Group plc, 7.30% Unsec. Nts., 10/15/06                                823,000              836,474
----------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                            4,275,000            4,547,835
----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                        4,185,000            4,054,964
----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 7                                        2,350,000            2,201,388
----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                     3,400,000            4,106,588
----------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP:
8.375% Sr. Nts., 7/15/33                                                                     2,340,000            2,772,355
10.15% Sr. Nts., 5/1/12                                                                      1,037,000            1,264,102
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07 7                            3,580,000            3,474,326
                                                                                                             ---------------
                                                                                                                 23,258,032

----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                            2,800,000            2,903,569
----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                      4,035,000            4,528,133
----------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                      1,515,000            1,577,997
                                                                                                             ---------------
                                                                                                                  9,009,699


                         30 | OPPENHEIMER CORE BOND FUND

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                       $  2,095,000       $    2,141,524
9.55% Unsub. Nts., 12/15/08 1                                                                  507,000              563,792
                                                                                                             ---------------
                                                                                                                  2,705,316

----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.5%
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 7                                             2,465,000            2,431,676
----------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                             2,905,000            3,429,695
----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                                              5,150,000            5,407,031
----------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,10                                               476,601                   --
----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                                                2,690,000            2,875,427
                                                                                                             ---------------
                                                                                                                 14,143,829

----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                             2,145,000            2,064,867
----------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                        1,615,000            1,626,460
----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                   3,025,000            2,967,059
----------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                        1,950,000            1,958,574
                                                                                                             ---------------
                                                                                                                  8,616,960

----------------------------------------------------------------------------------------------------------------------------
ENERGY--1.4%
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.4%
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                           2,125,000            2,254,234
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 2,7                                                                      3,360,000            3,347,400
----------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 2                         5,757,000            5,705,953
----------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2                      1,461,490            1,388,700
                                                                                                             ---------------
                                                                                                                 12,696,287

----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.3%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                                  4,320,000            4,413,614
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Capital XV, 5.875% Sub. Nts., Series O, 3/15/35 7                             3,120,000            3,112,765
                                                                                                             ---------------
                                                                                                                  7,526,379

----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Barclays Bank plc, 6.278% Perpetual Bonds 11                                                 3,690,000            3,715,424
----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                           4,205,000            4,069,128
----------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                  216,000              228,835
----------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                            4,535,000            4,532,674


                         31 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Socgen Real Estate LLC, 7.64% Bonds 1,2,11                                                $    185,000       $      192,560
                                                                                                             ---------------
                                                                                                                 12,738,621

----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
MBNA America Bank NA, 7.125% Sub. Nts., 11/15/12                                               515,000              576,511
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08                                                                        695,000              692,774
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                                         1,325,000            1,504,610
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                            1,600,000            1,813,965
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                               6,485,000            6,680,166
----------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                                2,630,000            2,965,969
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                              4,045,000            4,001,201
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                           2,045,000            2,200,925
                                                                                                             ---------------
                                                                                                                 19,859,610

----------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.0%
Allstate Financial Global Funding II, 4.25% Nts., 9/10/08 2                                    635,000              624,533
----------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                                 2,780,000            2,670,037
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35 7                                              2,040,000            2,054,855
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                           1,430,000            1,492,873
6.25% Sr. Unsec. Nts., 11/15/11                                                                680,000              716,585
----------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                                  3,310,000            4,205,666
----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                      3,185,000            4,133,534
----------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                            2,845,000            2,776,202
                                                                                                             ---------------
                                                                                                                 18,674,285

----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07 7                                                              560,000              571,834
8.10% Unsec. Nts., 8/1/10                                                                    2,690,000            2,973,908
----------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B, 4/1/11 7                                                   1,365,000            1,331,548
5.15% Sr. Unsec. Nts., 3/1/12                                                                1,770,000            1,716,387
----------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                              2,255,000            2,287,655
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 2                                               3,075,000            3,085,784
----------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                    4,120,000            4,150,245
                                                                                                             ---------------
                                                                                                                 16,117,361

----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                   1,970,000            1,914,139


                         32 | OPPENHEIMER CORE BOND FUND

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.6%
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                               $  3,200,000       $    3,212,806
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                    2,085,000            2,112,522
                                                                                                             ---------------
                                                                                                                  5,325,328

----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.4%
----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                       4,220,000            4,106,094
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                          1,885,000            1,998,100
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                                           3,901,000            3,984,602
6.125% Unsec. Unsub. Nts., 1/15/09                                                             575,000              588,078
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                       2,590,000            2,594,302
                                                                                                             ---------------
                                                                                                                  7,166,982

----------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 3,10                 57,000               64,695
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 10                          200,000                2,000
----------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.0%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                                 85,000              119,194
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
British Telecommunications plc, 8.875% Bonds, 12/15/30                                       1,810,000            2,428,835
----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8% Unsub. Nts., 6/15/10 1                         2,525,000            2,865,453
----------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.50% Sr. Unsec. Nts., 3/1/31 1                                             675,000              903,365
----------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                                               3,310,000            3,323,551
----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                    2,705,000            3,600,623
----------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35 7                                                                        2,090,000            2,021,009
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                        2,665,000            2,894,864
                                                                                                             ---------------
                                                                                                                 18,037,700

----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                 3,035,000            3,511,146
----------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 10/15/15 12                                              34,000               41,140
                                                                                                             ---------------
                                                                                                                  3,552,286


                         33 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                VALUE
                                                                                                AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
UTILITIES--4.0%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.5%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                $  2,380,000       $    2,555,646
----------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                    2,740,000            3,048,313
----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                1,035,000            1,041,736
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                    1,770,000            1,776,731
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                   2,212,000            2,618,302
----------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                                   1,435,000            1,510,338
----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                             3,465,000            3,582,093
----------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 2                          1,505,000            1,662,572
----------------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                                        1,810,000            1,882,400
----------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                               645,000              648,386
----------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                         2,830,000            2,877,971
                                                                                                             ---------------
                                                                                                                 23,204,488

----------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                                  3,065,000            3,698,870
----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                     2,525,000            2,800,472
----------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                          3,223,000            3,543,527
                                                                                                             ---------------
                                                                                                                  6,343,999

----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                  3,935,000            3,942,727
                                                                                                             ---------------
Total Corporate Bonds and Notes (Cost $272,782,986)                                                             271,341,296

                                                                                                SHARES
-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg.3,13 (Cost $53,392)                                284               53,179

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                            181                5,743
----------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 3,13,14                                        25                   --
----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 13                                                             2,154               60,851
                                                                                                             ---------------
Total Common Stocks (Cost $62,790)                                                                                   66,594

                                                                                                 UNITS
-----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 3,13                                                   50                   --
----------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 3,13                                                        1,063                   --
----------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,13                                          150                   --


                         34 | OPPENHEIMER CORE BOND FUND

                                                                                                                      VALUE
                                                                                                 UNITS           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 3,13                                          200       $           --
----------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 13                                                      2,028                  568
                                                                                                             ---------------
Total Rights, Warrants and Certificates (Cost $25,015)                                                                  568

                                                                                             PRINCIPAL
                                                                                                AMOUNT
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.22% in joint repurchase agreement (Principal
Amount/Value $1,414,200,000, with a maturity value of $1,414,844,247)
with UBS Warburg LLC, 4.10%, dated 12/30/05, to be repurchased at
$3,127,424 on 1/3/06, collateralized by Federal Home Loan Mortgage
Corp., 5%, 1/1/35, with a value of $157,513,104 and Federal National
Mortgage Assn., 5%--5.50%, 3/1/34--10/1/35, with a value of
$1,301,420,187 (Cost $3,126,000)                                                          $  3,126,000            3,126,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $1,140,854,106)                                                 1,133,486,319

----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.0%
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.6%
Trust Money Market Securities, Series A-2, 4.44%, 1/17/06 15                                 2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.56%, 3/15/06 15                                               3,000,000            3,000,000
                                                                                                             ---------------
                                                                                                                  5,000,000
----------------------------------------------------------------------------------------------------------------------------
DOMESTIC FLOATING CERTIFICATE OF DEPOSIT--0.2%
Washington Mutual Bank, 4.36%, 1/20/06 15                                                    1,999,949            1,999,949
----------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.2%
Protective Life Insurance Co., 4.36%, 1/30/06 15                                             2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
Undivided interest of 0.72% in joint repurchase agreement (Principal
Amount/Value $3,150,000,000, with a maturity value of $3,151,501,500)
with Nomura Securities, 4.29%, dated 12/30/05, to be repurchased at
$22,667,587 on 1/3/06, collateralized by U.S. Agency Mortgages,
3.34%--9.50%, 6/1/08--5/1/38, with a value of $3,213,000,000 15                             22,656,787           22,656,787
----------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.4%
Bear Stearns, 4.37%, 1/3/06 15                                                               4,000,000            4,000,000
----------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.2%
American Express Credit Corp., 4.40%, 1/17/06 15                                             1,899,977            1,899,977
                                                                                                             ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $37,556,713)                                                                                               37,556,713

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,178,410,819)                                                125.9%       1,171,043,032
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (25.9)        (240,718,561)
                                                                                          ----------------------------------
NET ASSETS                                                                                       100.0%      $  930,324,471
                                                                                          ==================================


                         35 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $27,003,045 or 2.90% of the Fund's net assets as of December 31, 2005.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $2,613,697, which represents 0.28% of the Fund's net assets, none of which is considered restricted. See Note 7 of Notes to Financial Statements.

4. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $32,445,492 or 3.49% of the Fund's net assets as of December 31, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,361,486 or 0.36% of the Fund's net assets as of December 31, 2005.

7. Partial or fully-loaned security. See Note 8 of Notes to Financial
Statements.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $3,806,966. See Note 5 of Notes to Financial Statements.

10. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12. Interest or dividend is paid-in-kind.

13. Non-income producing security.

14. Received as the result of issuer reorganization.

15. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $48,959,258)
(cost $1,178,410,819)--see accompanying statement of investments                     $1,171,043,032
----------------------------------------------------------------------------------------------------
Cash                                                                                      1,012,753
----------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                    43,981
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $66,242,815 sold on a when-issued basis or
forward commitment)                                                                      69,132,450
Interest                                                                                  8,011,380
Shares of beneficial interest sold                                                        2,677,184
Other                                                                                        30,318
                                                                                     ---------------
Total assets                                                                          1,251,951,098

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                               37,556,713
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $277,324,641 purchased on a when-issued basis or
forward commitment)                                                                     282,273,239
Shares of beneficial interest redeemed                                                      932,366
Distribution and service plan fees                                                          461,973
Transfer and shareholder servicing agent fees                                               181,606
Shareholder communications                                                                   73,565
Futures margins                                                                              43,956
Trustees' compensation                                                                       32,939
Other                                                                                        70,270
                                                                                     ---------------
Total liabilities                                                                       321,626,627

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $  930,324,471
                                                                                     ===============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                           $       90,917
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              944,956,509
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (86,008)
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (8,460,004)
----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                               (6,176,943)
                                                                                     ---------------
NET ASSETS                                                                           $  930,324,471
                                                                                     ===============


                         37 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$488,889,540 and 47,765,801 shares of beneficial interest outstanding)                                     $10.24
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)            $10.75
------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $125,068,898 and
12,224,185 shares of beneficial interest outstanding)                                                      $10.23
------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $109,207,064
and 10,663,164 shares of beneficial interest outstanding)                                                  $10.24
------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $35,836,067
and 3,502,531 shares of beneficial interest outstanding)                                                   $10.23
------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $171,322,902 and
16,761,479 shares of beneficial interest outstanding)                                                      $10.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 35,153,138
--------------------------------------------------------------------------------
Fee income                                                            3,558,542
--------------------------------------------------------------------------------
Portfolio lending fees                                                  143,123
--------------------------------------------------------------------------------
Dividends                                                                    35
--------------------------------------------------------------------------------
Other income                                                             27,478
                                                                   ------------
Total investment income                                              38,882,316

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,290,641
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,042,340
Class B                                                               1,352,642
Class C                                                                 946,463
Class N                                                                 151,192
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 921,089
Class B                                                                 402,233
Class C                                                                 242,759
Class N                                                                 117,136
Class Y                                                                 168,718
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 113,544
Class B                                                                  59,631
Class C                                                                  29,288
Class N                                                                   4,693
--------------------------------------------------------------------------------
Custodian fees and expenses                                              27,100
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,655
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    89,266
                                                                   -------------
Total expenses                                                        9,977,890
Less reduction to custodian expenses                                    (22,368)
Less waivers and reimbursements of expenses                          (1,411,701)
                                                                   -------------
Net expenses                                                          8,543,821

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                30,338,495


                         39 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $ (7,211,002)
Closing and expiration of futures contracts                           4,462,585
Foreign currency transactions                                            (1,666)
Swap contracts                                                         (396,754)
                                                                   -------------
Net realized loss                                                    (3,146,837)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (12,163,741)
Futures contracts                                                       480,784
Swap contracts                                                           32,193
                                                                   -------------
Net change in unrealized depreciation                               (11,650,764)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 15,540,894
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         40 | OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                         2005             2004
--------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------
Net investment income                                   $ 30,338,495     $ 22,568,565
--------------------------------------------------------------------------------------
Net realized gain (loss)                                  (3,146,837)      13,788,328
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     (11,650,764)      (6,680,433)
                                                        ------------------------------
Net increase in net assets resulting from operations      15,540,894       29,676,460

--------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                  (18,178,321)     (14,770,071)
Class B                                                   (4,744,426)      (5,647,015)
Class C                                                   (3,359,283)      (2,956,677)
Class N                                                   (1,226,750)        (870,216)
Class Y                                                   (4,277,387)      (2,000,794)

--------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                  153,603,323      (40,358,244)
Class B                                                  (20,719,422)     (50,192,314)
Class C                                                   26,483,304       (6,332,036)
Class N                                                   10,895,909        7,706,597
Class Y                                                  135,190,630       (5,409,686)

--------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------
Total increase (decrease)                                289,208,471      (91,153,996)
--------------------------------------------------------------------------------------
Beginning of period                                      641,116,000      732,269,996
                                                        ------------------------------
End of period (including accumulated net investment
loss of $86,008 and $1,366,730, respectively)           $930,324,471     $641,116,000
                                                        ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         41 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED DECEMBER 31,                    2005            2004            2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.44        $  10.38        $  10.14       $   9.74       $   9.79
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .42 1           .38 1           .35            .54            .73
Net realized and unrealized gain (loss)               (.18)            .12             .24            .40           (.05)
                                                  -----------------------------------------------------------------------
Total from investment operations                       .24             .50             .59            .94            .68
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.44)           (.44)           (.35)          (.54)          (.73)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  10.24        $  10.44        $  10.38       $  10.14       $   9.74
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    2.35%           4.90%           5.87%         10.06%          7.05%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $488,889        $344,205        $382,966       $356,480       $280,132
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $423,182        $353,046        $382,420       $316,279       $237,232
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.12%           3.63%           3.39%          5.47%          7.31%
Total expenses                                        1.06%           1.10%           1.10%          1.10%          1.23%
Expenses after payments and waivers and
reduction to custodian expenses                       0.90%           0.93%           1.10%          1.10%          1.23%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 98% 4           94% 4          111%           151%           162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2005            $3,609,072,810         $3,584,424,906
   Year Ended December 31, 2004             3,447,306,025          3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         42 | OPPENHEIMER CORE BOND FUND

CLASS B    YEAR ENDED DECEMBER 31,                     2005            2004            2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.44        $  10.37        $  10.13       $   9.73       $   9.79
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .35 1           .30 1           .27            .47            .65
Net realized and unrealized gain (loss)                (.20)            .13             .24            .40           (.05)
                                                    ----------------------------------------------------------------------
Total from investment operations                        .15             .43             .51            .87            .60
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.36)           (.36)           (.27)          (.47)          (.66)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.23        $  10.44        $  10.37       $  10.13       $   9.73
                                                   =======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     1.50%           4.21%           5.05%          9.26%          6.14%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $125,069        $148,445        $197,774       $217,789       $161,998
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $135,296        $167,685        $216,853       $187,343       $118,521
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.37%           2.86%           2.61%          4.68%          6.60%
Total expenses                                         1.91%           1.91%           1.87%          1.85%          1.99%
Expenses after payments and waivers
and reduction to custodian expenses                    1.65%           1.69%           1.87%          1.85%          1.99%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  98% 4           94% 4          111%           151%           162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2005            $3,609,072,810         $3,584,424,906
   Year Ended December 31, 2004             3,447,306,025          3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         43 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED DECEMBER 31,                      2005             2004             2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  10.45          $ 10.39          $ 10.14       $  9.74       $  9.80
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .35 1            .30 1            .27           .47           .65
Net realized and unrealized gain (loss)                 (.20)             .12              .25           .40          (.05)
                                                    -----------------------------------------------------------------------
Total from investment operations                         .15              .42              .52           .87           .60
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.36)            (.36)            (.27)         (.47)         (.66)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.24          $ 10.45          $ 10.39       $ 10.14       $  9.74
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      1.49%            4.12%            5.18%         9.26%         6.14%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $109,207          $84,696          $90,583       $90,800       $57,049
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 94,742          $86,020          $96,361       $75,531       $36,886
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.37%            2.87%            2.64%         4.61%         6.65%
Total expenses                                          1.86%            1.87%            1.84%         1.83%         1.98%
Expenses after payments and waivers and
reduction to custodian expenses                         1.65%            1.68%            1.84%         1.83%         1.98%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   98% 4            94% 4           111%          151%          162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2005             $3,609,072,810        $3,584,424,906
   Year Ended December 31, 2004              3,447,306,025         3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         44 | OPPENHEIMER CORE BOND FUND

CLASS N    YEAR ENDED DECEMBER 31,                     2005            2004            2003            2002         2001 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.44         $ 10.37         $ 10.13         $  9.73         $10.02
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .40 2           .35 2           .31             .51            .61
Net realized and unrealized gain (loss)                (.19)            .13             .24             .40           (.29)
                                                    -----------------------------------------------------------------------
Total from investment operations                        .21             .48             .55             .91            .32
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.42)           (.41)           (.31)           (.51)          (.61)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $ 10.23         $ 10.44         $ 10.37         $ 10.13         $ 9.73
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     1.99%           4.71%           5.51%           9.73%          3.18%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $35,836         $25,580         $17,732         $11,302         $2,176
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $30,274         $21,411         $15,338         $ 7,071         $  768
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  3.87%           3.38%           3.03%           4.76%          7.87%
Total expenses                                         1.47%           1.51%           1.50%           1.44%          1.37%
Expenses after payments and waivers
and reduction to custodian expenses                    1.15%           1.20%           1.44%           1.44%          1.37%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  98% 5           94% 5          111%            151%           162%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2005             $3,609,072,810        $3,584,424,906
   Year Ended December 31, 2004              3,447,306,025         3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         45 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED DECEMBER 31,                      2005           2004            2003            2002           2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  10.43        $ 10.36         $ 10.12         $  9.72         $ 9.78
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .45 1          .41 1           .39             .59            .76
Net realized and unrealized gain (loss)                 (.19)           .13             .24             .40           (.05)
                                                    -----------------------------------------------------------------------
Total from investment operations                         .26            .54             .63             .99            .71
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.47)          (.47)           (.39)           (.59)          (.77)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.22        $ 10.43         $ 10.36         $ 10.12         $ 9.72
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.50%          5.30%           6.35%          10.58%          7.30%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $171,323        $38,190         $43,215         $24,358         $4,067
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 91,172        $45,333         $38,398         $10,243         $2,286
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.39%          3.92%           3.80%           5.53%          7.85%
Total expenses                                          0.76%          0.64%           0.63%           0.63%          0.94%
Expenses after payments and waivers and
reduction to custodian expenses                         0.65%          0.64%           0.63%           0.63%          0.92%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   98% 4          94% 4          111%            151%           162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2005            $3,609,072,810         $3,584,424,906
   Year Ended December 31, 2004             3,447,306,025          3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         46 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund (the Fund), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 14, 2005, shareholders of the Fund approved a modification to the Fund's investment objective. Effective January 21, 2005, the Fund's investment objective is to seek total return by investing mainly in debt instruments. Previously, the Fund's investment objective was to seek a high level of current income by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal


                         47 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $277,324,641 of securities issued on a when-issued basis or forward commitment and sold $66,242,815 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to


                         48 | OPPENHEIMER CORE BOND FUND
receive inferior securities at redelivery as compared to the securities sold to the counter-party; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $66,695, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                         49 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
     UNDISTRIBUTED     UNDISTRIBUTED           ACCUMULATED     OTHER INVESTMENTS
     NET INVESTMENT        LONG-TERM                  LOSS    FOR FEDERAL INCOME
     INCOME                     GAIN    CARRYFORWARD 1,2,3          TAX PURPOSES
     ---------------------------------------------------------------------------
     $334,650               $     --            $7,251,448            $7,500,369

1. As of December 31, 2005, the Fund had $7,251,448 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                     EXPIRING
                     ----------------------------
                     2010              $2,007,359
                     2013               5,244,089
                     ----------------------------
                     Total             $7,251,448
                     ----------------------------

2. During the fiscal year ended December 31, 2005, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended December 31, 2004, the Fund utilized $10,865,230 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

      REDUCTION TO                    INCREASE TO
      ACCUMULATED                     ACCUMULATED
      NET INVESTMENT            NET REALIZED LOSS
      LOSS                         ON INVESTMENTS
      -------------------------------------------
      $2,728,394                       $2,728,394

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                          YEAR ENDED              YEAR ENDED
                                   DECEMBER 31, 2005       DECEMBER 31, 2004
      ----------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                    $31,786,167             $26,244,773

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments,


                         50 | OPPENHEIMER CORE BOND FUND
if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities                $1,178,464,133
          Federal tax cost of other investments           (163,066,646)
                                                        --------------
          Total federal tax cost                        $1,015,397,487
                                                        ==============

          Gross unrealized appreciation                 $    6,954,358
          Gross unrealized depreciation                    (14,454,727)
                                                        --------------
          Net unrealized depreciation                   $   (7,500,369)
                                                        ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At December 31, 2005, the Fund had


                         51 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

$14,669 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED DECEMBER 31, 2005         YEAR ENDED DECEMBER 31, 2004
                                   SHARES             AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                           22,484,859      $ 233,172,087         9,562,646      $  99,724,382
Dividends and/or
distributions reinvested        1,468,476         15,183,663         1,163,350         12,097,690
Redeemed                       (9,157,866)       (94,752,427)      (14,652,987)      (152,180,316)
                               -------------------------------------------------------------------
Net increase (decrease)        14,795,469      $ 153,603,323        (3,926,991)     $ (40,358,244)
                               ===================================================================
--------------------------------------------------------------------------------------------------
CLASS B
Sold                            2,411,315      $  24,979,660         2,207,444      $  22,976,953
Dividends and/or
distributions reinvested          379,150          3,922,040           432,832          4,499,401
Redeemed                       (4,791,597)       (49,621,122)       (7,478,492)       (77,668,668)
                               -------------------------------------------------------------------
Net decrease                   (2,001,132)     $ (20,719,422)       (4,838,216)     $ (50,192,314)
                               ===================================================================
--------------------------------------------------------------------------------------------------
CLASS C
Sold                            4,590,226      $  47,533,624         2,121,902      $  22,129,587
Dividends and/or
distributions reinvested          273,806          2,832,425           235,133          2,447,087
Redeemed                       (2,308,506)       (23,882,745)       (2,971,439)       (30,908,710)
                               -------------------------------------------------------------------
Net increase (decrease)         2,555,526      $  26,483,304          (614,404)     $  (6,332,036)
                               ===================================================================
--------------------------------------------------------------------------------------------------
CLASS N
Sold                            2,021,843      $  20,942,281         1,560,717      $  16,256,014
Dividends and/or
distributions reinvested          103,371          1,068,388            79,094            822,229
Redeemed                       (1,073,761)       (11,114,760)         (897,845)        (9,371,646)
                               -------------------------------------------------------------------
Net increase                    1,051,453      $  10,895,909           741,966      $   7,706,597
                               ===================================================================


                         52 | OPPENHEIMER CORE BOND FUND

                               YEAR ENDED DECEMBER 31, 2005        YEAR ENDED DECEMBER 31, 2004
                                  SHARES             AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS Y
Sold                           13,663,394      $141,043,009         4,235,213      $ 44,071,154
Dividends and/or
distributions reinvested          415,195         4,276,823            72,990           761,028
Redeemed                         (980,307)      (10,129,202)       (4,815,194)      (50,241,868)
                               -----------------------------------------------------------------
Net increase (decrease)        13,098,282      $135,190,630          (506,991)     $ (5,409,686)
                               =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                                            PURCHASES               SALES
-----------------------------------------------------------------------------------------
Investment securities                                  $  877,186,446      $  539,681,432
U.S. government and government agency obligations         125,944,817         152,910,783
To Be Announced (TBA) mortgage-related securities       3,609,072,810       3,584,424,906
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $1,818,810 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor


                         53 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2005 for Class B, Class C and Class N shares were $3,043,749, $1,973,766 and $566,745, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                               CLASS A           CLASS B           CLASS C          CLASS N
                              CLASS A       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                            FRONT-END         DEFERRED          DEFERRED          DEFERRED         DEFERRED
                        SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                          RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED                DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
December 31, 2005            $525,061           $1,136          $418,007           $17,923          $19,749
-----------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Expenses" for all classes of shares so that total expenses as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the year ended December 31, 2005, the Manager reimbursed the Fund $673,792, $353,012, $193,931,


                         54 | OPPENHEIMER CORE BOND FUND

$86,056 and $93,972 for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2005, OFS waived $10,938 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                         55 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                                 EXPIRATION      NUMBER OF       VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                  DATES      CONTRACTS     DECEMBER 31, 2005      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                     3/22/06            766          $ 87,467,625          $1,463,110
                                                                                          -----------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.        3/8/06             75            10,818,426             (81,008)
U.S. Treasury Nts., 2 yr.           3/31/06            738           151,428,375             (80,898)
U.S. Treasury Nts., 5 yr.           3/22/06            461            49,024,469             (96,121)
U.S. Treasury Nts., 10 yr.          3/22/06            360            39,386,250             (56,916)
                                                                                          -----------
                                                                                            (314,943)
                                                                                          -----------
                                                                                          $1,148,167
                                                                                          ===========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain
(loss) on the Statement of Operations. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                NOTIONAL       TERMINATION         UNREALIZED
COUNTERPARTY          SWAP DESCRIPTION                                AMOUNT              DATE       APPRECIATION
------------------------------------------------------------------------------------------------------------------
                      Received or paid monthly. If the sum
                      of the Lehman Brothers CMBS Index
                      Payer Payment Amount and the
                      Floating Rate Payer Payment Amount
                      is positive, the Counterparty will pay
                      such amount to the Fund. If the sums
                      are negative, then the Fund shall pay
Goldman Sachs         the absolute value of such amount to
Group, Inc. (The)     the Counterparty.                              $15,570            6/1/06            $43,981

Abbreviations are as follows:

CMBS    Commercial Mortgage Backed Securities


                         56 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                   ACQUISITION                     VALUATION AS OF         UNREALIZED
SECURITY                                  DATE         COST      DECEMBER 31, 2005       DEPRECIATION
------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                 1/4/01         $100                    $--               $100
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $48,959,258. Collateral of $49,810,823 was received for the loans, of which $37,556,713 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual


                         57 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION Continued

previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
10. FUND REORGANIZATION

On September 14, 2005, the Board of Trustees of Oppenheimer Total Return Bond Fund ("Total Return Bond Fund") approved a proposal to reorganize Total Return Bond Fund with and into the Fund. A Special Meeting of the Shareholders of Total Return Bond Fund is scheduled for March 15, 2006 to approve an Agreement and Plan of Reorganization between Total Return Bond Fund and the Fund, and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of Total Return Bond Fund to the Fund in exchange for Class A, Class B, Class C, and Class N shares of the Fund, (b) the distribution of Class A, Class B, Class C, and Class N shares of the Fund to the Class A, Class B, Class C, and Class N shareholders of Total Return Bond Fund in complete liquidation of Total Return Bond Fund and (c) the cancellation of the outstanding shares of Total Return Bond Fund.


                         58 | OPPENHEIMER CORE BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEE AND SHAREHOLDERS OF OPPENHEIMER CORE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Core Bond Fund, a series of Oppenheimer Integrity Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Core Bond Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                         59 | OPPENHEIMER CORE BOND FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended December 31, 2005, $31,371,839 or 98.70% of the ordinary distributions paid by the Fund qualifies as an interest related dividend. The Fund did not distribute a short-term capital gain.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         60 | OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         61 | OPPENHEIMER CORE BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                         62 | OPPENHEIMER CORE BOND FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of the Fund's portfolio managers and the Manager's fixed-income investment team and analysts. The Fund has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio N. Bomfim. Messrs. Manioudakis, Gord, Caan, Moon and Bomfim have each had between 11 and 15 years of experience managing fixed-income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other intermediate investment-grade debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered in formation regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised


                         63 | OPPENHEIMER CORE BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other intermediate investment-grade debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses, which are all lower than its peer group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         64 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board of           Mortgage Company (since 1991), Centennial State Mortgage Company (since
Trustees (since 2003),             1994), and The El Paso Mortgage Company (since 1993); Chairman of the fol-
Trustee (since 1999)               lowing private companies: Ambassador Media Corporation (since 1984) and
Age: 68                            Broadway Ventures (since 1984); Director of the following: Helmerich & Payne,
                                   Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for
                                   Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-
                                   profit organization) (since 2002); former Chairman of the following: Transland
                                   Financial Services, Inc. (private mortgage banking company) (1997-2003), Great
                                   Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (resi-
                                   dential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insur-
                                   ance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (tele-
                                   vision channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees
                                   38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 74                            Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                   & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                   (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                   Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                   1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E.
                                   Asset Management (investment adviser) (until March 1999). Oversees 38 portfo-
                                   lios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 2001)               (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 69                            Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                   of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                   Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 2001)               site) (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 67                            2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
                                   1974-June 1999); Chairman of Price Waterhouse LLP Global Investment
                                   Management Industry Services Group (July 1994-June 1998). Oversees 38 portfo-
                                   lios in the OppenheimerFunds complex.


                         65 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of
                                   Rocky Mountain Elk Foundation (non-profit organization) (February 1998-
                                   February 2003); Chairman and Director (until October 1996) and President and
                                   Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                   Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                   ("OAC") (parent holding company of the Manager), Shareholders Services, Inc.
                                   and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfo-
                                   lios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with the Manager and with subsidiary or affili-
Age: 65                            ated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Director of The California Endowment (philanthropic
Age: 59                            organization) (since April 2002); Director of Community Hospital of Monterey
                                   Peninsula (since February 2002); Vice Chair of American Funds' Emerging
                                   Markets Growth Fund, Inc. (mutual fund) (since October 1991); President of
                                   ARCO Investment Management Company (February 1991-April 2000); Member
                                   of the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit
                                   (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional
                                   Funds (investment company) (1996-June 2004); Trustee of MML Series
                                   Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                   Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since
Trustee (since 2002)               August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 61                            State Bank (commercial banking) (since August 2003); Director of Colorado
                                   UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family
                                   Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                   Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                                   Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                   2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                   February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2001)               (investment company) (since 1996) and MML Series Investment Fund (invest-
Age: 63                            ment company) (since 1996), Trustee and Chairman of the Investment
                                   Committee (since 1994) of the Worcester Polytech Institute (private university);
                                   President and Treasurer of the SIS Funds (private charitable fund) (since January
                                   1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the Investment Committee of the
                                   Community Foundation of Western Massachusetts (1998-2003); and Executive
                                   Vice President of Peoples Heritage Financial Group, Inc. (commercial bank)
                                   (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.


                         66 | OPPENHEIMER CORE BOND FUND

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
AND OFFICER                        NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM,
                                   OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN ANNUAL
                                   TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                                   TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and Director or Trustee of
(since 2001)                       other Oppenheimer funds; President and Director of OAC and of Oppenheimer
Age: 56                            Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                   July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (since November 2001); Chairman and Director of Shareholder
                                   Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent sub-
                                   sidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation
                                   and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                   Asset Management Corporation and OFI Private Investments, Inc. (since July
                                   2001); President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                   February 1997); Director of DLB Acquisition Corporation (holding company par-
                                   ent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                   (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 87 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
THE FUND                           MANIOUDAKIS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK,
                                   NEW YORK 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                                   CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS
                                   OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

ANGELO MANIOUDAKIS,                Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and Portfolio       Management Corporation (since April, 2002 and of OFI Institutional Asset
Manager (since 2002 )              Management, Inc. (since June 2002); Executive Director and portfolio manager
Age: 39                            for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                                   Management (August 1993-April 2002). An officer of 14 portfolios in the
                                   OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief           March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                 Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
(since 2004)                       Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                            2004). An officer of 87 portfolios in the OppenheimerFunds complex.


                         67 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal            Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting           Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real
Officer (since 1999)               Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Age: 46                            (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                                   2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                   OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief
                                   Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March 1999-October
                                   2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal
                                   and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services
                                   Division (March 1995-March 1999). An officer of 87 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary       March 2002) of the Manager; General Counsel and Director of the Distributor
(since 2001)                       (since December 2001); General Counsel of Centennial Asset Management
Age: 57                            Corporation (since December 2001); Senior Vice President and General Counsel
                                   of HarbourView Asset Management Corporation (since December 2001);
                                   Secretary and General Counsel of OAC (since November 2001); Assistant
                                   Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                   November 2001); Senior Vice President, General Counsel and Director of
                                   Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                   December 2001); Senior Vice President, General Counsel and Director of OFI
                                   Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003), Acting
                                   General Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                   following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                   officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                         68 | OPPENHEIMER CORE BOND FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $17,750 in fiscal 2005 and $17,500 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: seed money audit.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:   /s/ John  V. Murphy
      -------------------
      John  V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John  V. Murphy
      -------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006